Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2014
Trade and Other Payables [Abstract]
Summary of trade and other payables

	June 30	June 30
	2014	2013
Trade payables	$6,195,424	$2,986,066
Accrued consulting costs	561,073	-
Employee benefits	161,906	122,097
Other liabilities	105,555	21,012
Total payables	$7,023,958	$3,129,175